Share-Based Compensation (Details) - Schedule of RSUs Activity - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Summarizes the RSUs Activity [Line Items]
Number of RSUs, Unvested Beginning	2,006,387	3,090,710
Weighted Average Grant Date Fair Value, Unvested Beginning	¥ 0.02	¥ 0.02
Number of RSUs, Granted
Weighted Average Grant Date Fair Value, Granted
Number of shares, Forfeited	216,350	81,131
Weighted Average Grant Date Fair Value, Forfeited	¥ 0.02	¥ 0.02
Number of shares, Vested	895,019	1,003,192
Weighted Average Grant Date Fair Value, Vested	¥ 0.02	¥ 0.02
Number of RSUs, Unvested Ending	895,018	2,006,387
Weighted Average Grant Date Fair Value, Unvested Ending	¥ 0.02	¥ 0.02